Remuneration of auditors - Summary of Fees were Paid or Payable for Services Provided by the Auditor of the Parent Entity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Audit and other assurance services
Total auditors' remuneration	$ 807,079	$ 849,627	$ 878,653
Price Water House Coopers | Australia
Audit and other assurance services
Audit and review of financial reports	620,837	729,598	437,373
Other audit services	92,403	42,306	345,965
Total auditors' remuneration	713,240	771,904	783,338
Network Firms Of Price Water House Coopers | Australia
Audit and other assurance services
Audit and review of financial reports	93,839	77,723	95,315
Total auditors' remuneration	$ 93,839	$ 77,723	$ 95,315